Organization and Nature of Operations (Details) - Schedule of Consolidated VIE and Subsidiaries	12 Months Ended
Dec. 31, 2023
Hongli Hong Kong Limited (“Hongli HK”) [Member]
Subsidiaries
Date of Organization	Mar. 05, 2021
Place of Organization	Hong Kong SAR
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”) [Member]
Subsidiaries
Date of Organization	Apr. 08, 2021
Place of Organization	People’s Republic of China(“PRC”)
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”) [Member]
Subsidiaries
Date of Organization	Sep. 13, 1999
Place of Organization	PRC
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) [Member]
Subsidiaries
Date of Organization	May 23, 2019	[1]
Place of Organization	PRC	[1]
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) [Member]
Subsidiaries
Date of Organization	Sep. 18, 2020	[2]
Place of Organization	PRC	[2]

[1]	Wholly owned subsidiary of Hongli Shandong
[2]	Haozhen Shandong is jointly established by Hongli Shandong and Sungda Tech Co., Ltd., a 30 % owner of Haozhen Shandong